Defined benefit pension schemes - Estimated surpluses and deficits (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension plans
Defined benefit pension schemes
Net surplus (deficit), beginning of year	£ 56	£ (129)	£ 84
Actuarial gains and losses in other comprehensive income	134	200	(181)
Contributions paid	52	50	45
Net surplus (deficit), end of year	57	56	(129)
Pension plans | Surplus (deficit) (without the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	692	563	961
(Charge) credit to income statement	(88)
Actuarial gains and losses in other comprehensive income	303	119	(442)
Contributions paid	52	50	45
Net surplus (deficit), end of year	959	692	563
Pension plans | Less: amount attributable to UK with-profits fund (without the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(473)
(Charge) credit to income statement	38
Actuarial gains and losses in other comprehensive income	(178)
Contributions paid	20
Net surplus (deficit), end of year	(633)	(473)
Pension plans | Shareholders' share, gross of tax surplus (deficit) (without the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	219
(Charge) credit to income statement	(50)
Actuarial gains and losses in other comprehensive income	125
Contributions paid	32
Net surplus (deficit), end of year	326	219
Pension plans | Shareholders' share related tax (without the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(42)
(Charge) credit to income statement	10
Actuarial gains and losses in other comprehensive income	(24)
Contributions paid	6
Net surplus (deficit), end of year	(62)	(42)
Pension plans | Net of shareholders' tax (without the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	177
(Charge) credit to income statement	(40)
Actuarial gains and losses in other comprehensive income	101
Contributions paid	26
Net surplus (deficit), end of year	264	177
Pension plans | Effect of IFRIC 14 for derecognition of PSPS surplus
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(485)	(558)	(800)
(Charge) credit to income statement	(13)
Actuarial gains and losses in other comprehensive income	(179)	87	274
Net surplus (deficit), end of year	(677)	(485)	(558)
Pension plans | Less: amount attributable to Uk with-profits fund (application of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	363
(Charge) credit to income statement	8
Actuarial gains and losses in other comprehensive income	132
Net surplus (deficit), end of year	503	363
Pension plans | Shareholders' share, gross of tax (application of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(122)
(Charge) credit to income statement	(5)
Actuarial gains and losses in other comprehensive income	(47)
Net surplus (deficit), end of year	(174)	(122)
Pension plans | Shareholders' share related tax (application of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	23
(Charge) credit to income statement	1
Actuarial gains and losses in other comprehensive income	9
Net surplus (deficit), end of year	33	23
Pension plans | Net of shareholders' tax (application of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(99)
(Charge) credit to income statement	(4)
Actuarial gains and losses in other comprehensive income	(38)
Net surplus (deficit), end of year	(141)	(99)
Pension plans | Economic basis net surplus (deficit)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	207	5	161
(Charge) credit to income statement	(101)
Actuarial gains and losses in other comprehensive income	124	206	(168)
Contributions paid	52	50	45
Net surplus (deficit), end of year	282	207	£ 5
Pension plans | Less: amount attributable to Uk with-profits fund (with the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(110)
(Charge) credit to income statement	46
Actuarial gains and losses in other comprehensive income	(46)
Contributions paid	20
Net surplus (deficit), end of year	(130)	(110)
Pension plans | Shareholders' share, gross of tax surplus (deficit) (with the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	97
(Charge) credit to income statement	(55)
Actuarial gains and losses in other comprehensive income	78
Contributions paid	32
Net surplus (deficit), end of year	152	97
Pension plans | Shareholders' share related tax (with the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(19)
(Charge) credit to income statement	11
Actuarial gains and losses in other comprehensive income	(15)
Contributions paid	6
Net surplus (deficit), end of year	(29)	(19)
Pension plans | Net of shareholders' tax (with the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	78
(Charge) credit to income statement	(44)
Actuarial gains and losses in other comprehensive income	63
Contributions paid	26
Net surplus (deficit), end of year	123	78
M&GGPS
Defined benefit pension schemes
Investments in Prudential insurance policies	225	151
Net surplus (deficit), beginning of year	(42)
Net surplus (deficit), end of year	(94)	(42)
M&GGPS | Surplus (deficit) (without the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	109
Net surplus (deficit), end of year	131	109
M&GGPS | Economic basis net surplus (deficit)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	109
Net surplus (deficit), end of year	£ 131	£ 109